Stock Options (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Volatility rate	424.00%
Expected life	4 months 28 days
Stock Option [Member]
Stock compensation expense, Additional	$ 2,712,000
Common stock, shares issued upon cashless exercise of options	39,955,655
Options, exercises during period	42,500,000
Stock Option [Member] | February 2021 [Member]
Options, Outstanding, Average Intrinsic Value	$ 1,168,000
Share based compensation	$ 3,675,000
Stock option granted	12,250,000
Stock Option [Member] | November 2012 [Member]
Share based compensation		$ 506,000	$ 21,000
Stock option granted		57,500,000	115,000
Options outstanding, estimated life		10 years	10 years
Increase the number of shares, descriptions		The number of shares authorized for issuance under the plan was 100,000,000 and was increased to 400,000,000 in November 2017 by unanimous consent of the Board of Directors.
Stock option, exercise price		$ 0.005	$ 2.05
Volatility rate		604.00%	141.00%
Discout rate		0.95%	1.54%
Expected life		10 years	5 years 3 months
Total fair value		$ 3,853,000	$ 236,000